ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Assets acquired and liabilities assumed (Details) - USD ($)	Jul. 12, 2022	Apr. 09, 2021
Pro Farm Group, Inc.
Net assets incorporated
Cash and cash equivalents	$ 4,402,000
Trade receivables	6,855,000
Other receivables	1,423,000
Inventories	11,183,000
Property, plant and equipment	12,607,000
Right of use assets,net	3,005,000
Intangible assets	17,766,000
Restricted cash	1,560,000
Other assets	683,000
Trade and other payables	(22,653,000)
Lease liabilities	(3,245,000)
Borrowings	(25,586,000)
Other liabilities	(857,000)
Revaluation of existing assets
Property, plant and equipment	494,000
Intangible assets	79,053,000
Deferred tax	(6,336,000)
Total net assets identified	80,354,000
Goodwill	76,090,000
Total consideration	$ 156,444,000
Insumos Agroquimicos S.A.
Net assets incorporated
Cash and cash equivalents		$ 555,804
Other financial assets		2,024,367
Trade receivables		17,536,888
Other receivables		419,877
Income and minimum presumed income taxes recoverable		117,229
Inventories		5,603,068
Deferred tax assets		106,952
Property, plant and equipment		1,662,516
Intangible assets		264,847
Trade and other payables		(17,311,906)
Borrowings		(5,928,748)
Employee benefits and social security		(201,472)
Deferred revenues and advances from customers		(301,017)
Revaluation of existing assets
Property, plant and equipment		289,529
Intangible assets		2,659,050
Deferred tax		(884,574)
Total net assets identified		6,612,410
Non-controlling interest		3,305,543
Goodwill		470,090
Total consideration		$ 3,776,957